EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Postretirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 59
2019	73
2020	71
2021	74
2022	77
2023 - 2027	404
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	764
2019	850
2020	935
2021	998
2022	1,058
2023 - 2027	$ 5,865